Sector Regulation and Electricity System Operations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Activities Subject To Rate Regulation [Abstract]
Summary of Supply Limitations Imposed On Unregulated Market

Country	kW threshold
Argentina	>30 kW
Brazil	>2,000 kW or >500 kW (1)
Colombia	>100 kW or 55 MWh/month
Peru	>200 kW (2)

(1): The > 500 kW limit is applied if energy from renewable sources is purchased, which is encouraged by the Government through a toll discount. As of January 1, 2021, the limit of 2,000 KW decreases to 1,500 KW.

(2): D.S. 018-2016-EM established that:

•	The demand of customers that can opt between the regulated and free market (those with demand from 200 to 2,500 kW) is measured at each point of supply.
•	Regulated customers whose demand exceeds 2,500 kW, will remain regulated for 1 year.
•	Customers whose demand at each point of supply is greater than 2,500 kW are necessarily free customers.